Risk and Capital Management - Summary of Risks of Insurance and Private Pension (Detail) - ITAU UNIBANCO HOLDING [Member] - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mandatory personal injury caused by motor vehicle [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 0		R$ 24,000,000
Retained premium	R$ 0		R$ 24
Retention	0.00%	0.00%	100.00%
Group accident insurance [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 867,000,000	R$ 690,000,000	R$ 667,000,000
Retained premium	R$ 867,000,000	R$ 689,000,000	R$ 666,000,000
Retention	100.00%	99.90%	99.80%
Individual accident [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 222,000,000	R$ 275,000,000	R$ 290,000,000
Retained premium	R$ 222,000,000	R$ 280,000,000	R$ 289,000,000
Retention	100.00%	101.80%	99.80%
Home insurance in market policies credit life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 948,000,000	R$ 881,000,000	R$ 623,000,000
Retained premium	R$ 946,000,000	R$ 879,000,000	R$ 621,000,000
Retention	99.80%	99.80%	99.70%
Group life [Member]
Disclosure of insurance risk [Line Items]
Insurance premiums	R$ 948,000,000	R$ 934,000,000	R$ 1,001,000,000
Retained premium	R$ 947,000,000	R$ 937,000,000	R$ 990,000,000
Retention	99.90%	100.30%	98.90%